Foreign exchange variations, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenues	R$ 194,035	R$ 141,067	R$ 520,928
Expenses	(201,092)	(136,060)	(520,269)
Foreign exchange variations	(7,057)	5,007	659
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Revenues	125,981	47,552	215,262
Expenses	(10,698)	(27,984)	(275,724)
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Revenues	33,680	34,586	13,190
Expenses	(19,336)	(21,109)	(20,061)
Swap contract [member]
IfrsStatementLineItems [Line Items]
Revenues	10,698	28,006	275,836
Expenses	(125,981)	(47,460)	(215,262)
Other Exchange Variations [Member]
IfrsStatementLineItems [Line Items]
Revenues	23,676	30,923	16,640
Expenses	R$ (45,077)	R$ (39,507)	R$ (9,222)